Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Franklin Moderate Allocation Portfolio
SUPPLEMENT DATED JULY 28, 2025, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025
This Supplement updates certain information about the EQ/Franklin Moderate Allocation Portfolio contained in the Summary Prospectus and Prospectus dated May 1, 2025, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1345 Avenue of the Americas, New York, New York 10105, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
Important Notice Regarding Changes to the Name, Investment Policy and Principal Investment Strategy of the EQ/Franklin Moderate Allocation Portfolio
The purpose of this Supplement is to provide you with information regarding changes to the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”).
The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including: (1) a change in the Portfolio’s name to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and corresponding changes to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new, non‑fundamental 80% policy pursuant to which the Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in other mutual funds and exchange-traded securities of other investment companies or other investment vehicles (collectively, “Underlying Funds”) managed by J.P. Morgan Investment Management Inc. (“JPMorgan”); through its investments in JPMorgan Underlying Funds, the Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments and investments that generate premium income, including options and other derivative instruments structured to provide income from options and options strategies; (2) the termination of Franklin Advisers, Inc. (“Franklin”) as sub‑adviser to the Portfolio; and (3) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate. These changes are further described below.
In accordance with the changes approved by the Board of Trustees, effective on or about October 27, 2025, the Portfolio will change from a sub‑advised fund that invests directly in equity and fixed income securities and other instruments to a fund‑of‑funds managed by EIM that will seek to provide long term capital appreciation and current income while providing attractive risk-adjusted returns through hedged equity strategies and covered call option strategies. The Portfolio will pursue its investment objective by investing in JPMorgan Underlying Funds that provide exposure to broad U.S. equity markets while hedging overall market exposure and providing incremental income by selling call options through investments in equity-linked notes (“ELNs”). The Portfolio will retain the S&P 500® Index as its broad-based securities market index, but the Portfolio will also compare its performance to a new additional securities market index (i.e., the ICE BofA U.S. 3‑Month Treasury Bill Index), as well as a new composite index that combines the total return of the S&P 500® Index at a weighting of 60% and the total return of the ICE BofA U.S. 3‑Month Treasury Bill Index at a weighting of 40%.
In connection with these changes, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s securities holdings repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes to the Summary Prospectus and Prospectus are effective on or about October 27, 2025:
The name of the Portfolio will change to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”, and all references to EQ/Franklin Moderate Allocation Portfolio are deleted and replaced with “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”.
All references to Franklin as the sub‑adviser to the Portfolio are deleted.

EQ/Franklin Moderate Allocation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EQ ADVISORS TRUSTSM
EQ/Franklin Moderate Allocation Portfolio
SUPPLEMENT DATED JULY 28, 2025, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025
This Supplement updates certain information about the EQ/Franklin Moderate Allocation Portfolio contained in the Summary Prospectus and Prospectus dated May 1, 2025, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1345 Avenue of the Americas, New York, New York 10105, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
Important Notice Regarding Changes to the Name, Investment Policy and Principal Investment Strategy of the EQ/Franklin Moderate Allocation Portfolio
The purpose of this Supplement is to provide you with information regarding changes to the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”).
The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including: (1) a change in the Portfolio’s name to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and corresponding changes to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new, non‑fundamental 80% policy pursuant to which the Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in other mutual funds and exchange-traded securities of other investment companies or other investment vehicles (collectively, “Underlying Funds”) managed by J.P. Morgan Investment Management Inc. (“JPMorgan”); through its investments in JPMorgan Underlying Funds, the Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity investments and investments that generate premium income, including options and other derivative instruments structured to provide income from options and options strategies; (2) the termination of Franklin Advisers, Inc. (“Franklin”) as sub‑adviser to the Portfolio; and (3) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate. These changes are further described below.
In accordance with the changes approved by the Board of Trustees, effective on or about October 27, 2025, the Portfolio will change from a sub‑advised fund that invests directly in equity and fixed income securities and other instruments to a fund‑of‑funds managed by EIM that will seek to provide long term capital appreciation and current income while providing attractive risk-adjusted returns through hedged equity strategies and covered call option strategies. The Portfolio will pursue its investment objective by investing in JPMorgan Underlying Funds that provide exposure to broad U.S. equity markets while hedging overall market exposure and providing incremental income by selling call options through investments in equity-linked notes (“ELNs”). The Portfolio will retain the S&P 500® Index as its broad-based securities market index, but the Portfolio will also compare its performance to a new additional securities market index (i.e., the ICE BofA U.S. 3‑Month Treasury Bill Index), as well as a new composite index that combines the total return of the S&P 500® Index at a weighting of 60% and the total return of the ICE BofA U.S. 3‑Month Treasury Bill Index at a weighting of 40%.
In connection with these changes, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s securities holdings repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the repositioning of its securities holdings. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.
The following changes to the Summary Prospectus and Prospectus are effective on or about October 27, 2025:
The name of the Portfolio will change to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”, and all references to EQ/Franklin Moderate Allocation Portfolio are deleted and replaced with “EQ/JPMorgan Hedged Equity and Premium Income Portfolio”.
All references to Franklin as the sub‑adviser to the Portfolio are deleted.